Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total	¥ 474,607	¥ 431,976
Less: current maturities	(130,793)	(119,457)
Long-term debt	343,814	312,519
Banks, Insurance Companies and Other Financial Institutions without Collateral
Debt Instrument [Line Items]
Total	260,536	240,629
European Medium Term Notes
Debt Instrument [Line Items]
Total	80,734	56,098
Unsecured Bonds One Point Six Six Percent Due Twenty Twelve
Debt Instrument [Line Items]
Total		20,000
Unsecured Bonds Zero Point Eight Five Percent Due Twenty Twelve
Debt Instrument [Line Items]
Total		10,000
Unsecured Bonds One Point Five Three Percent Due Twenty Thirteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds One Point One Nine Percent Due Twenty Fourteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds Zero Point Five Eight Percent Due Twenty Sixteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds Zero Point Three Two Percent Due Twenty Seventeen
Debt Instrument [Line Items]
Total	30,000
Capital Lease Obligations (Note 16)
Debt Instrument [Line Items]
Total	9,976	12,536
Other
Debt Instrument [Line Items]
Total	¥ 3,361	¥ 2,713